Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities
Schedule of Accounts payable and accrued liabilities
	December 31, 2023	December 31, 2022
	$	$
Trade payable	362,198	448,206
Sales tax payable	653,792	345,036
Accrued liabilities	824,102	972,889

	1,840,092	1,766,131